Financial Instruments and Fair Value Measurements (Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis) (Detail) (Recurring, USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012
Fair Value
Assets:
Debt and equity securities held in rabbi trusts	$ 35.1	$ 35.3	$ 25.2
Foreign exchange forward and option contracts	0.6	0.9
Total assets at fair value	35.7	36.2
Liabilities:
Deferred compensation liabilities	13.7	13.5	9.3
Contingent consideration	7.0	6.9
Foreign exchange forward and option contracts	0.6	1.4
Total liabilities at fair value	21.3	21.8
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Debt and equity securities held in rabbi trusts	22.9	22.6	13.7
Foreign exchange forward and option contracts	0.6	0.9
Total assets at fair value	23.5	23.5
Liabilities:
Deferred compensation liabilities	0	0	0
Contingent consideration	0	0
Foreign exchange forward and option contracts	0.6	1.4
Total liabilities at fair value	0.6	1.4
Significant Other Observable Inputs (Level 2)
Assets:
Debt and equity securities held in rabbi trusts	12.2	12.7	11.5
Foreign exchange forward and option contracts	0	0
Total assets at fair value	12.2	12.7
Liabilities:
Deferred compensation liabilities	13.7	13.5	9.3
Contingent consideration	0	0
Foreign exchange forward and option contracts	0	0
Total liabilities at fair value	13.7	13.5
Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	0	0	0
Foreign exchange forward and option contracts	0	0
Total assets at fair value	0	0
Liabilities:
Deferred compensation liabilities	0	0	0
Contingent consideration	7.0	6.9
Foreign exchange forward and option contracts	0	0
Total liabilities at fair value	$ 7.0	$ 6.9